Class A Common Stock Subject to Possible Redemption (Details) - Schedule of Class A common stock reported in temporary equity of condensed consolidated balance sheets - USD ($)	1 Months Ended	9 Months Ended
	Oct. 19, 2020	Sep. 30, 2021
Schedule of Class A common stock reported in temporary equity of condensed consolidated balance sheets [Abstract]
Gross proceeds from issuance of potentially redeemable Class A common stock		$ 115,000,000
Less:
Proceeds allocated to Public Warrants		(3,105,000)
Class A common stock issuance costs	$ (115,000,000)	(6,793,491)
Plus:
Accretion of carrying value to redemption value		9,898,491
Class A common stock subject to possible redemption		$ 115,000,000